Statements of Operations (Unaudited) - USD ($)		1 Months Ended	3 Months Ended	9 Months Ended
		Nov. 30, 2021	Aug. 31, 2022	Aug. 31, 2022
EXPENSES
Administration fee - related party			$ 30,000	$ 70,000
General and administrative			137,454	272,149
TOTAL EXPENSES		$ 5,000	167,454	342,149
OTHER INCOME
Investment income earned on cash and marketable securities held in Trust Account			289,586	356,799
TOTAL OTHER INCOME			289,586	356,799
Net loss		$ (5,000)	122,132	14,650
Weighted average shares outstanding, basic and diluted	[1]	1,875,000
Basic and diluted net loss per common share		$ (0.00)
Net income		$ (5,000)	$ 122,132	$ 14,650
Common Class A [Member]
OTHER INCOME
Weighted average shares outstanding, basic and diluted			9,098,750	6,940,287
Basic and diluted net loss per common share			$ 0.01	$ (0.00)
Common Class B [Member]
OTHER INCOME
Weighted average shares outstanding, basic and diluted			2,156,250	2,156,250
Basic and diluted net loss per common share			$ 0.01	$ (0.00)

[1]	Excludes an aggregate of up to 281,250 shares of Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 5).